Restatement of Previously Issued Financial Statements (Details) - Schedule of the company’s previously issued financial statements - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
As Previously Reported in Form 10-Q/A for the Quarter ended September 30, 2021 [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of the company’s previously issued financial statements [Line Items]
Transaction costs allocated to warrants	$ (364,208)	$ (364,208)	$ (364,208)
Net income (Loss)	$ 1,546,905	$ (1,300,362)	$ (275,234)
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ 0.08	$ (0.06)	$ (0.01)
Basic and diluted net income per share, Class B common Stock (in Dollars per share)	$ 0.08	$ (0.06)	$ (0.01)
Transaction costs allocated to warrants	$ 364,208	$ 364,208	$ 364,208
Fair value of Founder Shares attributable to Anchor Investor
Fair value of Founder Shares attributable to Anchor Investor
Re-measurement of Class A Common Stock to redemption amount	(15,737,789)	(15,737,789)	(15,737,789)
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of the company’s previously issued financial statements [Line Items]
Transaction costs allocated to warrants	(158,805)	(158,805)	(158,805)
Net income (Loss)	$ (158,805)	$ (158,805)	$ (158,805)
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)
Basic and diluted net income per share, Class B common Stock (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)
Transaction costs allocated to warrants	$ 158,805	$ 158,805	$ 158,805
Fair value of Founder Shares attributable to Anchor Investor	4,411,238	4,411,238	4,411,237
Fair value of Founder Shares attributable to Anchor Investor	4,411,238	4,411,238	4,411,238
Re-measurement of Class A Common Stock to redemption amount	(4,252,433)	(4,252,433)	(4,252,433)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of the company’s previously issued financial statements [Line Items]
Transaction costs allocated to warrants	(523,013)	(523,013)	(523,013)
Net income (Loss)	$ 1,388,100	$ (1,459,167)	$ (434,039)
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ 0.07	$ (0.07)	$ (0.02)
Basic and diluted net income per share, Class B common Stock (in Dollars per share)	$ 0.07	$ (0.07)	$ (0.02)
Transaction costs allocated to warrants	$ 523,013	$ 523,013	$ 523,013
Fair value of Founder Shares attributable to Anchor Investor	4,411,238	4,411,238	4,411,238
Fair value of Founder Shares attributable to Anchor Investor	4,411,238	4,411,238	4,411,238
Re-measurement of Class A Common Stock to redemption amount	$ (19,990,222)	$ (19,990,222)	$ (19,990,222)